Research and Development Costs	12 Months Ended
Dec. 31, 2012
Research and Development Costs

7. Research and Development Costs

Research and development costs related to software development totaled $20.2 million, $23.7 million, and $25.3 million for the years ended December 31, 2012, 2011 and 2010, respectively. Research and development costs are included in “Selling, general and administrative expense” on the Consolidated Statements of Comprehensive Income (Loss).